Segment Reporting and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information

Selected segment information (in thousands):

	Year ended December 31, 2012
	Call-driven	Archeo	Total
Revenue	$111,886	$20,908	$132,794
Operating expenses	106,795	12,582	119,377
Gain on sales of intangible assets	—	6,296	6,296

Segment profit	$5,091	$14,622	$19,713
Less reconciling items:
Stock based compensation			15,638
Impairment of goodwill			15,837
Amortization of intangible assets from acquisitions			4,728
Acquisition and separation related costs			753
Interest expense and other, net			449

Loss from continuing operations before provision for income taxes			$(17,692)

	Year ended December 31, 2011
	Call-driven	Archeo	Total
Revenue	$101,830	$36,896	$138,726
Operating expenses	97,270	22,740	120,010
Gain on sales of intangible assets	—	9,421	9,421

Segment profit	$4,560	$23,577	$28,137
Less reconciling items:
Stock based compensation			15,068
Amortization of intangible assets from acquisitions			5,455
Acquisition and separation related costs			1,890
Interest expense and other, net			458

Income from continuing operations before provision for income taxes			$5,266

	Year ended December 31, 2010
	Call-driven	Archeo	Total
Revenue	$46,961	$38,867	$85,828
Operating expenses	58,884	24,836	83,720
Gain on sales of intangible assets	—	6,772	6,772

Segment profit (loss)	$(11,923)	$20,803	$8,880
Less reconciling items:
Stock based compensation			10,699
Amortization of intangible assets from acquisitions			2,729
Acquisition and separation related costs			—
Interest expense and other, net			(129)

Loss from continuing operations before provision for income taxes			$(4,419)

Revenues by Geographic Region

Revenues by geographic region are as follows (in percentages):

	Years ended December 31,
	2010	2011	2012
United States	96%	94%	94%
Canada	4%	6%	6%
Other countries	*	*	*

	100%	100%	100%

*	Less than 1% of revenue